Document and Entity Information	Mar. 30, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	II-VI INC
Entity Incorporation State Country Code	PA
Amendment Flag	false
Entity Central Index Key	0000820318
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Mar. 30, 2021
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NASDAQ
Series A Mandatory Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	IIVIP
Security Exchange Name	NASDAQ